Short-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Short-term investments
Schedule of Short-Term Investments

(In thousands)	December 31, 2019	December 31, 2020
Time deposits	102,555	68,828
Investments in financial instruments (note)	292	48,993
Total	102,847	117,821

Note:      The investments were issued by commercial banks in the PRC with a variable interest rate indexed to performance of underlying assets. Since these investments’ maturity dates are within one year, they are classified as short-term investments.